Alston & Bird LLP
950 F Street, N.W.
Washington, DC  20004
www.alston.com

David J. Baum	Direct Dial: 202-756-3346	E-mail: david.baum@alston.com

March 20, 2009

VIA  EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Cook & Bynum Funds Trust: The Cook & Bynum Fund

Ladies and Gentlemen:

On behalf of Cook & Bynum Funds Trust (the “Trust”) and its sole series, The Cook & Bynum Fund, accompanying this letter for filing under Section 8(a) of the Securities Act of 1933, as amended (the “Securities Act”), and Section 8(b) of the Investment Company Act of 1940, as amended, and automatically delayed pursuant to Rule 473 under the Securities Act is a copy of the Trust’s initial Registration Statement on Form N-1A.

Please call me at (202) 756-3346 if you have any questions or comments regarding this filing.

Sincerely,

/s/David J. Baum

David J. Baum

GPB:ab
Attachment